Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 34.36%
FHLMC	2.00%	6-1-2050	$1,136,408	$892,621
FHLMC	2.00	7-1-2050	1,275,806	998,854
FHLMC	2.50	11-1-2050	838,189	688,705
FHLMC	2.50	2-1-2051	1,553,144	1,276,963
FHLMC	2.50	5-1-2051	477,035	392,098
FHLMC	2.50	9-1-2051	1,480,857	1,212,725
FHLMC	3.00	8-1-2049	1,438,765	1,238,617
FHLMC	3.00	1-1-2050	1,035,024	890,316
FHLMC	3.00	7-1-2050	503,950	429,621
FHLMC	3.50	7-1-2049	496,955	446,011
FHLMC	3.50	1-1-2050	253,262	227,115
FHLMC	5.50	1-1-2055	3,445,465	3,453,508
FNMA	2.00	6-1-2050	1,491,547	1,171,574
FNMA	2.00	7-1-2050	1,843,847	1,444,972
FNMA	2.00	9-1-2050	656,074	513,047
FNMA	2.00	11-1-2050	1,255,151	984,257
FNMA	2.50	9-1-2049	151,793	124,790
FNMA	2.50	12-1-2049	285,070	234,476
FNMA	2.50	4-1-2050	290,813	239,847
FNMA	2.50	8-1-2050	290,309	239,164
FNMA	2.50	11-1-2050	261,423	214,685
FNMA	2.50	12-1-2050	1,161,038	953,629
FNMA	2.50	7-1-2051	1,545,404	1,266,725
FNMA	3.00	8-1-2049	269,043	231,029
FNMA	3.00	2-1-2050	282,899	243,252
FNMA	3.00	5-1-2050	204,912	176,035
FNMA	3.00	6-1-2050	247,529	212,647
FNMA	3.00	7-1-2050	102,419	87,985
FNMA	3.00	8-1-2050	701,780	602,880
FNMA	3.00	9-1-2050	1,984,689	1,704,987
FNMA	3.00	5-1-2051	686,577	589,182
FNMA	3.00	6-1-2051	156,214	133,746
FNMA	3.00	7-1-2051	236,941	203,040
FNMA	3.00	1-1-2052	1,173,002	998,378
FNMA	3.50	6-1-2048	1,855,947	1,670,565
FNMA	3.50	5-1-2049	286,045	255,988
FNMA	3.50	8-1-2049	482,849	433,250
FNMA	3.50	11-1-2049	583,282	520,700
FNMA	3.50	2-1-2050	406,283	363,192
FNMA	3.50	9-1-2050	2,017,703	1,806,430
FNMA	3.50	1-1-2051	431,360	386,886
FNMA	3.50	2-1-2051	1,762,450	1,580,737
FNMA	4.00	6-1-2048	728,808	679,872
FNMA	4.00	8-1-2048	222,217	207,284
FNMA	4.00	9-1-2048	190,157	177,300
FNMA	4.00	11-1-2048	212,152	197,719
FNMA	4.00	1-1-2049	145,395	135,474
FNMA	4.00	3-1-2049	386,965	360,893
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	1-1-2050	$279,520	$259,274
FNMA	4.00	5-1-2051	273,172	254,703
FNMA	4.00	6-1-2052	406,995	373,715
FNMA	4.00	3-1-2051	288,562	268,593
FNMA	4.28	2-1-2030	500,000	498,025
FNMA	4.35	12-1-2029	500,000	500,013
FNMA	4.40	1-1-2030	500,000	500,202
FNMA	4.45	1-1-2031	300,000	300,292
FNMA	4.46	2-1-2031	820,226	818,894
FNMA	4.50	9-1-2052	288,597	272,768
FNMA	4.50	10-1-2052	263,314	248,881
FNMA	4.51	2-1-2030	430,000	432,533
FNMA	4.56	3-1-2030	380,000	382,864
FNMA	4.83	4-1-2031	800,000	810,379
FNMA	4.98	5-1-2030	410,000	417,663
FNMA	5.00	1-1-2031	1,963,000	2,010,613
FNMA%%	5.00	6-15-2054	1,830,000	1,771,177
FNMA	5.04	1-1-2031	2,108,266	2,165,647
FNMA	5.09	1-1-2031	2,852,127	2,936,618
FNMA	5.17	3-1-2031	997,697	1,024,147
FNMA	5.20	3-1-2031	947,630	975,097
FNMA	5.23	2-1-2032	748,237	769,898
FNMA	5.50	12-1-2054	1,939,798	1,942,942
Total agency securities (Cost $53,173,999)				53,428,709
Asset-backed securities: 12.12%
Barings Equipment Finance LLC Series 2025-A Class A4144A	5.02	6-13-2050	1,000,000	1,005,442
Enterprise Fleet Financing LLC Series 2025-1 Class A4144A	4.97	9-22-2031	730,000	739,209
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	945,000	956,170
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	810,000	824,438
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	125,000	124,724
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	325,000	325,538
John Deere Owner Trust Series 2025-A Class A4	4.42	2-17-2032	245,000	244,427
M&T Bank Auto Receivables Trust Series 2025-1A Class A4144A	4.89	7-15-2032	1,000,000	1,008,490
SBA Small Business Investment Cos. Series 2025-10A Class 1	4.96	3-10-2035	1,850,000	1,869,524
Small Business Administration Participation Certificates Series 2024- 25G Class 1	4.89	7-1-2049	788,543	778,574
Small Business Administration Participation Certificates Series 2024- 25H Class 1	4.73	8-1-2049	1,086,455	1,076,204
Toyota Auto Loan Extended Note Trust Series 2023-1A Class A144A	4.93	6-25-2036	120,000	121,740
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	61,416	57,902
U.S. Small Business Administration Series 2023-25C Class 1	4.93	3-1-2048	1,184,491	1,183,875
U.S. Small Business Administration Series 2023-25E Class 1	4.62	5-1-2048	904,505	872,347
U.S. Small Business Administration Series 2023-25G Class 1	5.18	7-1-2048	1,133,476	1,142,296
U.S. Small Business Administration Series 2023-25H Class 1	5.15	8-1-2048	1,265,564	1,268,875
U.S. Small Business Administration Series 2023-25I Class 1	5.41	9-1-2048	1,539,985	1,567,250
U.S. Small Business Administration Series 2024-25A Class 1	5.05	1-1-2049	94,899	95,054
U.S. Small Business Administration Series 2024-25B Class 1	5.07	2-1-2049	364,375	367,246
See accompanying notes to portfolio of investments
2 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
U.S. Small Business Administration Series 2024-25F Class 1	5.04%	6-1-2049	$1,083,746	$1,081,696
U.S. Small Business Administration Series 2024-25I Class 1	4.45	9-1-2049	153,095	147,892
U.S. Small Business Administration Series 2024-25L Class 1	4.82	12-1-2049	785,000	770,647
U.S. Small Business Administration Series 2025-20A Class 1	5.24	1-1-2045	1,000,000	1,014,859
U.S. Small Business Administration Series 2025-20B Class 1	5.01	2-1-2045	200,000	201,251
Total asset-backed securities (Cost $18,773,087)				18,845,670
Corporate bonds and notes: 27.06%
Basic materials: 0.43%
Chemicals: 0.26%
Eastman Chemical Co.	5.75	3-8-2033	160,000	163,934
PPG Industries, Inc.	2.80	8-15-2029	50,000	46,597
Sherwin-Williams Co.	2.95	8-15-2029	210,000	196,372
				406,903
Forest products & paper: 0.02%
Georgia-Pacific LLC144A	2.30	4-30-2030	30,000	26,991
Iron/steel: 0.12%
Nucor Corp.	4.65	6-1-2030	190,000	189,473
Mining: 0.03%
Newmont Corp./Newcrest Finance Pty. Ltd.	5.35	3-15-2034	50,000	50,492
Communications: 1.77%
Media: 0.46%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	270,000	249,050
Comcast Corp.	1.95	1-15-2031	50,000	43,275
Comcast Corp.	3.40	4-1-2030	170,000	161,441
Comcast Corp.	4.60	10-15-2038	120,000	108,859
Comcast Corp.	4.95	5-15-2032	140,000	140,778
				703,403
Telecommunications: 1.31%
AT&T, Inc.	2.25	2-1-2032	150,000	127,265
AT&T, Inc.	2.75	6-1-2031	130,000	116,341
AT&T, Inc.	4.50	5-15-2035	120,000	112,882
AT&T, Inc.	4.65	6-1-2044	40,000	33,759
AT&T, Inc.	4.75	5-15-2046	180,000	153,516
AT&T, Inc.	5.35	9-1-2040	120,000	113,901
Motorola Solutions, Inc.	5.00	4-15-2029	100,000	101,093
T-Mobile USA, Inc.	2.40	3-15-2029	120,000	110,943
T-Mobile USA, Inc.	2.55	2-15-2031	130,000	115,144
T-Mobile USA, Inc.	3.38	4-15-2029	100,000	95,368
T-Mobile USA, Inc.	3.88	4-15-2030	200,000	192,853
T-Mobile USA, Inc.	4.80	7-15-2028	110,000	111,177
Verizon Communications, Inc.	1.75	1-20-2031	220,000	187,556
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Verizon Communications, Inc.	2.36%	3-15-2032	$330,000	$281,445
Verizon Communications, Inc.	4.40	11-1-2034	150,000	140,477
Verizon Communications, Inc.	4.81	3-15-2039	50,000	46,094
				2,039,814
Consumer, cyclical: 1.41%
Auto manufacturers: 1.09%
American Honda Finance Corp.	2.25	1-12-2029	120,000	110,431
American Honda Finance Corp.	4.40	9-5-2029	110,000	108,845
American Honda Finance Corp.	4.90	3-13-2029	160,000	161,259
BMW U.S. Capital LLC144A	4.65	8-13-2029	50,000	49,749
BMW U.S. Capital LLC144A	5.05	3-21-2030	45,000	45,355
Ford Motor Credit Co. LLC	3.63	6-17-2031	200,000	172,093
General Motors Co.	6.13	10-1-2025	110,000	110,329
General Motors Financial Co., Inc.	2.40	10-15-2028	60,000	55,188
General Motors Financial Co., Inc.	2.70	6-10-2031	50,000	42,908
General Motors Financial Co., Inc.	4.30	4-6-2029	80,000	77,491
General Motors Financial Co., Inc.	5.00	4-9-2027	250,000	250,137
Hyundai Capital America144A	5.30	1-8-2030	220,000	222,536
Mercedes-Benz Finance North America LLC144A	5.00	4-1-2030	150,000	150,780
Toyota Motor Credit Corp.	5.10	3-21-2031	140,000	142,384
				1,699,485
Entertainment: 0.13%
Warnermedia Holdings, Inc.	4.05	3-15-2029	100,000	93,120
Warnermedia Holdings, Inc.	4.28	3-15-2032	130,000	110,314
				203,434
Retail: 0.19%
AutoZone, Inc.	5.10	7-15-2029	130,000	132,501
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	158,207
				290,708
Consumer, non-cyclical: 3.70%
Agriculture: 0.07%
Cargill, Inc.144A	2.13	11-10-2031	130,000	111,385
Beverages: 0.13%
Diageo Investment Corp.	5.63	4-15-2035	200,000	205,290
Commercial services: 1.09%
Equifax, Inc.	2.35	9-15-2031	120,000	102,964
Equifax, Inc.	4.80	9-15-2029	50,000	49,901
Equifax, Inc.	5.10	6-1-2028	50,000	50,600
J Paul Getty Trust	4.91	4-1-2035	450,000	443,908
Leland Stanford Junior University	4.68	3-1-2035	420,000	409,940
Massachusetts Institute of Technology	5.62	6-1-2055	215,000	214,449
See accompanying notes to portfolio of investments
4 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
RELX Capital, Inc.	5.25%	3-27-2035	$100,000	$100,429
University of Southern California	3.03	10-1-2039	400,000	317,041
				1,689,232
Food: 0.57%
General Mills, Inc.	4.88	1-30-2030	110,000	110,960
General Mills, Inc.	5.50	10-17-2028	110,000	113,527
Ingredion, Inc.	2.90	6-1-2030	170,000	156,318
Ingredion, Inc.	3.20	10-1-2026	30,000	29,437
Mars, Inc.144A	5.00	3-1-2032	100,000	100,336
Mars, Inc.144A	5.20	3-1-2035	150,000	149,437
McCormick & Co., Inc.	2.50	4-15-2030	260,000	234,776
				894,791
Healthcare-products: 0.46%
Agilent Technologies, Inc.	2.10	6-4-2030	130,000	115,286
Agilent Technologies, Inc.	2.75	9-15-2029	50,000	46,410
Baxter International, Inc.	2.27	12-1-2028	120,000	110,816
GE HealthCare Technologies, Inc.	4.80	8-14-2029	160,000	160,861
GE HealthCare Technologies, Inc.	5.86	3-15-2030	110,000	115,156
GE HealthCare Technologies, Inc.	5.91	11-22-2032	110,000	115,484
Revvity, Inc.	1.90	9-15-2028	50,000	45,839
				709,852
Healthcare-services: 0.77%
Baylor Scott & White Holdings Series 2021	1.78	11-15-2030	100,000	85,720
Cedars-Sinai Health System Series 2021	2.29	8-15-2031	85,000	73,121
Duke University Health System, Inc. Series 2017	3.92	6-1-2047	210,000	159,950
Health Care Service Corp. A Mutual Legal Reserve Co.144A	2.20	6-1-2030	130,000	115,044
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20	6-15-2029	160,000	161,991
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	200,000	138,730
Laboratory Corp. of America Holdings	4.35	4-1-2030	170,000	166,955
Providence St. Joseph Health Obligated Group Series H	2.75	10-1-2026	120,000	117,085
Sutter Health	5.16	8-15-2033	175,000	174,698
				1,193,294
Pharmaceuticals: 0.61%
Becton Dickinson & Co.	1.96	2-11-2031	230,000	197,255
Becton Dickinson & Co.	4.30	8-22-2032	50,000	47,623
Becton Dickinson & Co.	4.87	2-8-2029	110,000	110,685
CVS Health Corp.	1.75	8-21-2030	200,000	170,090
CVS Health Corp.	5.13	2-21-2030	200,000	201,140
CVS Health Corp.	5.25	2-21-2033	230,000	226,626
				953,419
Energy: 2.50%
Oil & gas: 0.96%
BP Capital Markets America, Inc.	4.70	4-10-2029	110,000	111,111
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
BP Capital Markets America, Inc.	4.87%	11-25-2029	$110,000	$111,476
BP Capital Markets America, Inc.	4.89	9-11-2033	170,000	167,123
ConocoPhillips Co.	4.70	1-15-2030	200,000	200,914
Coterra Energy, Inc.	3.90	5-15-2027	110,000	108,340
Coterra Energy, Inc.	4.38	3-15-2029	190,000	187,029
Marathon Petroleum Corp.	5.15	3-1-2030	210,000	212,039
Phillips 66 Co.	5.25	6-15-2031	270,000	273,342
Pioneer Natural Resources Co.	2.15	1-15-2031	130,000	113,824
				1,485,198
Oil & gas services: 0.18%
Halliburton Co.	2.92	3-1-2030	300,000	275,359
Pipelines: 1.36%
Energy Transfer LP	5.20	4-1-2030	30,000	30,287
Energy Transfer LP	6.40	12-1-2030	260,000	276,413
Florida Gas Transmission Co. LLC144A	2.30	10-1-2031	440,000	373,254
Kinder Morgan, Inc.	5.00	2-1-2029	50,000	50,558
Kinder Morgan, Inc.	5.15	6-1-2030	120,000	121,128
MPLX LP	4.95	9-1-2032	340,000	330,755
MPLX LP	5.00	3-1-2033	150,000	145,570
ONEOK, Inc.	3.25	6-1-2030	145,000	134,009
ONEOK, Inc.	4.40	10-15-2029	20,000	19,680
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	160,000	158,786
Sabine Pass Liquefaction LLC	4.50	5-15-2030	170,000	167,492
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	100,000	93,178
Williams Cos., Inc.	3.75	6-15-2027	20,000	19,714
Williams Cos., Inc.	4.65	8-15-2032	85,000	82,263
Williams Cos., Inc.	4.90	3-15-2029	10,000	10,085
Williams Cos., Inc.	8.75	3-15-2032	90,000	107,270
				2,120,442
Financial: 9.38%
Banks: 5.81%
Bank of America Corp. (U.S. SOFR+1.05%)±	2.55	2-4-2028	260,000	251,298
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	300,000	260,098
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	50,000	44,070
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	130,000	111,902
Bank of America Corp. (U.S. SOFR+1.53%)±	1.90	7-23-2031	200,000	173,135
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	90,000	87,327
Bank of America Corp. (U.S. SOFR 3 Month+1.57%)±	4.27	7-23-2029	250,000	247,190
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	180,000	181,951
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	180,000	157,224
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	130,000	111,866
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	50,000	49,385
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	50,000	43,980
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	170,000	167,120
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	130,000	116,453
See accompanying notes to portfolio of investments
6 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Citigroup, Inc. (U.S. SOFR+4.55%)±	5.32%	3-26-2041	$120,000	$114,432
Citigroup, Inc. (U.S. SOFR 3 Month+1.45%)±	4.08	4-23-2029	120,000	118,092
Citizens Financial Group, Inc. (U.S. SOFR+1.26%)±	5.25	3-5-2031	360,000	360,375
Fifth Third Bancorp (U.S. SOFR+1.66%)±	4.34	4-25-2033	80,000	75,011
Fifth Third Bancorp (U.S. SOFR+1.84%)±	5.63	1-29-2032	110,000	112,950
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	110,000	109,637
Fifth Third Bancorp (U.S. SOFR+2.19%)±	6.36	10-27-2028	110,000	114,037
Goldman Sachs Group, Inc. (U.S. SOFR+1.09%)±	1.99	1-27-2032	170,000	144,687
Goldman Sachs Group, Inc. (U.S. SOFR+1.11%)±	2.64	2-24-2028	200,000	193,211
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	310,000	312,648
Huntington Bancshares, Inc.	2.55	2-4-2030	130,000	117,494
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	170,000	165,294
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	200,000	186,014
JPMorgan Chase & Co. (U.S. SOFR+1.18%)±	2.55	11-8-2032	30,000	25,997
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	50,000	44,228
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	110,000	111,304
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	210,000	214,258
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.11%)±	1.76	11-19-2031	180,000	153,733
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	250,000	247,363
KeyCorp	2.25	4-6-2027	205,000	196,217
KeyCorp	2.55	10-1-2029	10,000	9,115
KeyCorp (U.S. SOFR+1.23%)±	5.12	4-4-2031	100,000	99,787
KeyCorp (U.S. SOFR+2.06%)±	4.79	6-1-2033	60,000	57,282
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	170,000	164,725
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	125,000	126,847
Morgan Stanley (U.S. SOFR+1.18%)±	2.24	7-21-2032	180,000	153,291
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	100,000	103,230
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	70,000	71,076
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	120,000	121,753
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	110,000	111,535
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	80,000	81,828
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	50,000	49,252
Morgan Stanley (U.S. SOFR 3 Month+1.40%)±	3.77	1-24-2029	10,000	9,786
Morgan Stanley (U.S. SOFR 3 Month+1.89%)±	4.43	1-23-2030	110,000	109,087
PNC Financial Services Group, Inc. (U.S. SOFR+1.07%)±	5.22	1-29-2031	70,000	71,128
PNC Financial Services Group, Inc. (U.S. SOFR+1.20%)±	5.49	5-14-2030	110,000	113,116
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	50,000	49,404
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	210,000	219,739
Regions Financial Corp.	1.80	8-12-2028	120,000	109,706
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	50,000	43,478
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	220,000	213,824
Truist Bank	2.25	3-11-2030	250,000	221,014
Truist Financial Corp. (U.S. SOFR+1.44%)±	4.87	1-26-2029	60,000	60,328
Truist Financial Corp. (U.S. SOFR+1.62%)±	5.44	1-24-2030	50,000	51,124
Truist Financial Corp. (U.S. SOFR+2.45%)±	7.16	10-30-2029	110,000	118,419
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	110,000	111,361
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	50,000	51,139
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	200,000	205,931
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85%	10-21-2033	$100,000	$103,653
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	115,000	116,713
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	90,000	80,723
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	200,000	205,178
Wells Fargo & Co. (U.S. SOFR+1.99%)±	5.56	7-25-2034	110,000	111,408
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	180,000	180,769
Wells Fargo & Co. (U.S. SOFR+2.10%)±	2.39	6-2-2028	200,000	191,419
Wells Fargo & Co. (U.S. SOFR 3 Month+1.57%)±	3.58	5-22-2028	10,000	9,798
				9,027,947
Diversified financial services: 0.50%
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	110,000	112,555
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	90,000	91,021
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	120,000	129,750
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	170,000	160,466
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	170,000	168,182
Charles Schwab Corp.	2.90	3-3-2032	140,000	123,657
				785,631
Insurance: 0.58%
American International Group, Inc.	4.85	5-7-2030	40,000	40,154
Aon Corp.	3.75	5-2-2029	140,000	136,005
Aon North America, Inc.	5.15	3-1-2029	110,000	112,190
Corebridge Global Funding144A	5.90	9-19-2028	160,000	166,279
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	180,000	155,219
New York Life Global Funding144A	1.20	8-7-2030	30,000	25,377
NLG Global Funding144A	5.40	1-23-2030	125,000	127,117
Northwestern Mutual Global Funding144A	4.90	6-12-2028	30,000	30,427
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	160,000	107,513
				900,281
REITs: 2.49%
Agree LP	2.90	10-1-2030	280,000	254,256
Alexandria Real Estate Equities, Inc.	2.00	5-18-2032	140,000	112,970
Alexandria Real Estate Equities, Inc.	3.38	8-15-2031	120,000	108,569
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	30,000	29,563
CubeSmart LP	2.25	12-15-2028	230,000	212,379
Digital Realty Trust LP	4.45	7-15-2028	250,000	249,148
Digital Realty Trust LP	5.55	1-15-2028	110,000	112,623
Extra Space Storage LP	3.90	4-1-2029	200,000	194,092
Extra Space Storage LP	5.50	7-1-2030	130,000	133,213
Federal Realty OP LP	5.38	5-1-2028	140,000	142,678
Healthpeak OP LLC	2.88	1-15-2031	230,000	206,505
Healthpeak OP LLC	3.50	7-15-2029	200,000	190,711
Kimco Realty OP LLC	2.25	12-1-2031	115,000	97,902
Mid-America Apartments LP	4.20	6-15-2028	120,000	119,049
NNN REIT, Inc.	3.50	10-15-2027	10,000	9,761
NNN REIT, Inc.	4.30	10-15-2028	110,000	108,762
See accompanying notes to portfolio of investments
8 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Prologis LP	1.75%	7-1-2030	$10,000	$8,686
Prologis LP	1.75	2-1-2031	30,000	25,706
Prologis LP	4.75	1-15-2031	30,000	30,094
Realty Income Corp.	4.85	3-15-2030	110,000	110,922
Regency Centers LP	5.00	7-15-2032	100,000	99,819
Rexford Industrial Realty LP	5.00	6-15-2028	280,000	280,164
UDR, Inc.	3.00	8-15-2031	100,000	89,716
UDR, Inc.	3.20	1-15-2030	40,000	37,662
UDR, Inc.	4.40	1-26-2029	250,000	247,955
Ventas Realty LP	2.50	9-1-2031	30,000	26,079
Ventas Realty LP	4.00	3-1-2028	110,000	108,248
Ventas Realty LP	4.13	1-15-2026	110,000	109,452
Ventas Realty LP	4.40	1-15-2029	80,000	79,187
Welltower OP LLC	2.75	1-15-2032	150,000	131,868
Welltower OP LLC	2.80	6-1-2031	30,000	26,834
Weyerhaeuser Co.	4.00	4-15-2030	180,000	174,194
				3,868,767
Industrial: 1.62%
Aerospace/defense: 0.61%
Boeing Co.	2.20	2-4-2026	120,000	117,875
Boeing Co.	2.70	2-1-2027	120,000	116,205
Boeing Co.	5.15	5-1-2030	160,000	161,403
Boeing Co.	5.71	5-1-2040	120,000	115,800
L3Harris Technologies, Inc.	5.40	7-31-2033	50,000	50,670
RTX Corp.	2.25	7-1-2030	130,000	116,093
RTX Corp.	2.38	3-15-2032	50,000	42,708
RTX Corp.	4.13	11-16-2028	120,000	118,762
RTX Corp.	6.00	3-15-2031	110,000	116,823
				956,339
Building materials: 0.31%
Holcim Finance U.S. LLC144A	4.95	4-7-2030	120,000	120,770
Lennox International, Inc.	1.70	8-1-2027	82,000	76,915
Lennox International, Inc.	5.50	9-15-2028	70,000	71,898
Martin Marietta Materials, Inc. Series CB	2.50	3-15-2030	180,000	163,666
Masco Corp.	2.00	10-1-2030	50,000	43,058
				476,307
Electronics: 0.03%
Amphenol Corp.	2.20	9-15-2031	50,000	43,329
Machinery-construction & mining: 0.04%
Oshkosh Corp.	3.10	3-1-2030	75,000	69,072
Machinery-diversified: 0.10%
CNH Industrial Capital LLC	5.10	4-20-2029	160,000	162,023
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.35%
Packaging Corp. of America	3.00%	12-15-2029	$170,000	$158,701
Sealed Air Corp.144A	1.57	10-15-2026	350,000	333,395
WRKCo, Inc.	3.90	6-1-2028	50,000	48,970
				541,066
Transportation: 0.18%
FedEx Corp.144A	3.90	2-1-2035	50,000	43,579
Norfolk Southern Corp.	3.00	3-15-2032	67,000	59,848
Norfolk Southern Corp.	4.55	6-1-2053	110,000	90,116
Norfolk Southern Corp.	5.10	8-1-2118	100,000	82,314
				275,857
Technology: 1.52%
Computers: 0.42%
Hewlett Packard Enterprise Co.	4.55	10-15-2029	290,000	287,561
HP, Inc.	4.00	4-15-2029	270,000	261,605
International Business Machines Corp.	4.00	6-20-2042	130,000	105,514
				654,680
Semiconductors: 0.34%
Broadcom, Inc.	4.35	2-15-2030	70,000	69,193
Intel Corp.	3.90	3-25-2030	120,000	114,885
Intel Corp.	5.00	2-21-2031	80,000	80,197
Microchip Technology, Inc.	5.05	3-15-2029	50,000	50,316
Microchip Technology, Inc.	5.05	2-15-2030	210,000	210,581
				525,172
Software: 0.76%
Fiserv, Inc.	3.50	7-1-2029	170,000	162,066
Fiserv, Inc.	4.20	10-1-2028	110,000	108,821
Fiserv, Inc.	4.75	3-15-2030	20,000	19,944
Oracle Corp.	2.88	3-25-2031	200,000	180,307
Oracle Corp.	2.95	4-1-2030	50,000	46,303
Oracle Corp.	3.80	11-15-2037	160,000	133,450
Oracle Corp.	3.85	7-15-2036	100,000	86,263
Oracle Corp.	4.20	9-27-2029	120,000	118,188
Oracle Corp.	6.15	11-9-2029	20,000	21,225
Roper Technologies, Inc.	2.95	9-15-2029	170,000	159,030
Roper Technologies, Inc.	4.50	10-15-2029	100,000	99,501
Take-Two Interactive Software, Inc.	5.40	6-12-2029	50,000	51,035
				1,186,133
Utilities: 4.73%
Electric: 4.28%
AEP Transmission Co. LLC	5.15	4-1-2034	180,000	178,584
Alabama Power Co.	5.85	11-15-2033	70,000	73,611
Alliant Energy Finance LLC144A	3.60	3-1-2032	120,000	107,497
Ameren Missouri Securitization Funding I LLC Series A-1	4.85	10-1-2039	55,000	53,820
See accompanying notes to portfolio of investments
10 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
American Transmission Systems, Inc.144A	2.65%	1-15-2032	$230,000	$199,410
Black Hills Corp.	4.35	5-1-2033	240,000	222,978
CenterPoint Energy Houston Electric LLC Series AI	4.45	10-1-2032	320,000	309,756
Commonwealth Edison Co. Series 103	5.90	3-15-2036	120,000	125,602
Commonwealth Edison Co. Series 133	3.85	3-15-2052	210,000	151,677
Connecticut Light & Power Co.	4.65	1-1-2029	110,000	110,842
Connecticut Light & Power Co. Series A	2.05	7-1-2031	130,000	112,057
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	130,000	136,279
Dominion Energy South Carolina, Inc. Series 2025	5.30	1-15-2035	110,000	110,351
Dominion Energy South Carolina, Inc. Series A	2.30	12-1-2031	200,000	172,748
DTE Electric Co. Series C	2.63	3-1-2031	130,000	116,843
Duke Energy Carolinas LLC	3.55	3-15-2052	70,000	48,580
Duke Energy Carolinas LLC	6.00	1-15-2038	120,000	124,631
Duke Energy Carolinas LLC	6.05	4-15-2038	130,000	135,798
Duke Energy Progress LLC	2.00	8-15-2031	230,000	196,764
Duke Energy Progress LLC	3.40	4-1-2032	60,000	54,869
Duke Energy Progress LLC	4.10	3-15-2043	140,000	112,929
Entergy Arkansas LLC	5.15	1-15-2033	180,000	181,281
Entergy Arkansas LLC	5.45	6-1-2034	110,000	111,452
Evergy Kansas Central, Inc.	3.45	4-15-2050	10,000	6,733
Evergy Kansas Central, Inc.	5.25	3-15-2035	310,000	308,328
Evergy Metro, Inc. Series 2020	2.25	6-1-2030	70,000	62,378
Exelon Corp.	5.15	3-15-2028	110,000	111,891
FirstEnergy Transmission LLC144A	2.87	9-15-2028	120,000	113,494
Florida Power & Light Co.	5.30	6-15-2034	110,000	111,746
Florida Power & Light Co.	5.30	4-1-2053	120,000	111,626
Florida Power & Light Co.	5.65	2-1-2037	30,000	30,975
Indianapolis Power & Light Co.144A	5.70	4-1-2054	190,000	180,864
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	70,000	71,471
Mid-Atlantic Interstate Transmission LLC144A	4.10	5-15-2028	60,000	59,214
Northern States Power Co.	3.40	8-15-2042	110,000	82,141
Northern States Power Co.	4.50	6-1-2052	230,000	189,117
NorthWestern Corp.144A	5.07	3-21-2030	190,000	191,999
Oncor Electric Delivery Co. LLC	2.75	5-15-2030	190,000	174,389
Oncor Electric Delivery Co. LLC	4.60	6-1-2052	120,000	97,622
Oncor Electric Delivery Co. LLC144A	5.35	4-1-2035	135,000	135,234
Public Service Co. of New Hampshire	5.35	10-1-2033	110,000	111,864
Public Service Electric & Gas Co.	3.10	3-15-2032	130,000	117,161
Public Service Electric & Gas Co.	3.95	5-1-2042	180,000	144,476
Public Service Electric & Gas Co.	5.20	3-1-2034	10,000	10,111
Puget Sound Energy, Inc.	5.33	6-15-2034	110,000	110,287
Puget Sound Energy, Inc.	5.45	6-1-2053	150,000	138,709
Tucson Electric Power Co.	3.25	5-15-2032	70,000	62,502
Union Electric Co.	5.20	4-1-2034	190,000	189,929
Union Electric Co.	5.45	3-15-2053	70,000	65,512
WEC Energy Group, Inc.	2.20	12-15-2028	100,000	92,320
WEC Energy Group, Inc.	5.15	10-1-2027	240,000	243,242
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Wisconsin Power & Light Co.	3.95%	9-1-2032	$120,000	$111,765
Wisconsin Power & Light Co.	5.38	3-30-2034	70,000	70,116
				6,655,575
Gas: 0.38%
Atmos Energy Corp.	5.90	11-15-2033	110,000	116,193
CenterPoint Energy Resources Corp.	1.75	10-1-2030	70,000	60,154
ONE Gas, Inc.	5.10	4-1-2029	110,000	112,212
Southern Co. Gas Capital Corp.	4.95	9-15-2034	200,000	193,061
Spire Missouri, Inc. Series 2034	5.15	8-15-2034	110,000	109,856
				591,476
Water: 0.07%
American Water Capital Corp.	2.80	5-1-2030	120,000	110,074
Total corporate bonds and notes (Cost $41,618,626)				42,078,694
Municipal obligations: 4.67%
California: 0.38%
GO revenue: 0.38%
Cupertino Union School District	2.35	8-1-2028	85,000	80,353
Los Angeles Community College District	1.17	8-1-2026	100,000	96,400
Los Angeles Community College District	1.81	8-1-2030	100,000	88,629
State of California	5.75	10-1-2031	150,000	159,678
State of California	7.55	4-1-2039	135,000	159,730
				584,790
Hawaii: 0.14%
GO revenue: 0.14%
City & County of Honolulu Series F	3.75	9-1-2030	25,000	24,313
State of Hawaii Series GN	4.62	10-1-2032	200,000	198,689
				223,002
Louisiana: 0.38%
Miscellaneous revenue: 0.38%
Louisiana Local Government Environmental Facilities & CDA Series A	4.28	2-1-2036	525,000	500,892
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	100,000	93,675
				594,567
Maryland: 0.28%
Housing revenue: 0.28%
Maryland Department of Housing & Community Development Series D (GNMA / FNMA / FHLMC Insured)%%	5.50	9-1-2055	440,000	443,196
Massachusetts: 0.24%
GO revenue: 0.03%
Commonwealth of Massachusetts	5.46	12-1-2039	50,000	50,029
See accompanying notes to portfolio of investments
12 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.03%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series B	4.11%	7-15-2031	$51,233	$50,612
Tax revenue: 0.18%
Massachusetts School Building Authority	5.72	8-15-2039	275,000	280,410
				381,051
Michigan: 0.23%
Health revenue: 0.23%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	410,000	361,065
Nebraska: 0.35%
Education revenue: 0.13%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	250,000	202,603
Housing revenue: 0.22%
Nebraska Investment Finance Authority Series B (GNMA / FNMA / FHLMC Insured)	6.00	9-1-2053	325,000	336,587
				539,190
New York: 0.84%
GO revenue: 0.03%
State of New York Series B	2.36	2-15-2027	40,000	38,828
Tax revenue: 0.57%
New York City Transitional Finance Authority Future Tax Secured Revenue Series I-2	5.22	5-1-2033	325,000	329,218
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.50	3-15-2030	88,422	89,780
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	470,000	474,281
				893,279
Water & sewer revenue: 0.24%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	375,000	369,589
				1,301,696
North Carolina: 0.16%
Education revenue: 0.16%
University of North Carolina at Chapel Hill	3.85	12-1-2034	260,000	241,550
Ohio: 0.18%
Health revenue: 0.18%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group	4.72	1-1-2032	100,000	99,953
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 13

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio Cleveland Clinic Health System Obligated Group Series B	3.17%	1-1-2030	$100,000	$94,693
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	100,000	80,513
				275,159
Oklahoma: 0.21%
Utilities revenue: 0.21%
Oklahoma Development Finance Authority Series 2022-ONG	4.38	11-1-2045	145,000	131,096
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	200,000	192,174
				323,270
Oregon: 0.33%
GO revenue: 0.33%
State of Oregon	5.89	6-1-2027	70,916	72,044
State of Oregon Series A	5.90	8-1-2038	200,000	206,169
State of Oregon Series B	5.30	5-1-2036	225,000	228,847
				507,060
South Dakota: 0.06%
Housing revenue: 0.06%
South Dakota Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2054	95,000	98,529
Texas: 0.58%
Education revenue: 0.16%
Waco Educational Finance Corp. Baylor University Series B	4.87	3-1-2030	250,000	252,852
GO revenue: 0.36%
State of Texas	2.70	4-1-2031	225,000	205,564
State of Texas Series A	4.68	4-1-2040	35,000	32,997
Texas Transportation Commission Mobility Fund	1.88	10-1-2034	350,000	276,517
Texas Transportation Commission Mobility Fund	2.47	10-1-2044	75,000	50,222
				565,300
Utilities revenue: 0.06%
Texas Natural Gas Securitization Finance Corp. Series 2023-1	5.10	4-1-2035	88,267	89,783
				907,935
Virginia: 0.31%
Housing revenue: 0.31%
Virginia College Building Authority Series 2020B	1.97	2-1-2032	150,000	127,271
Virginia Resources Authority Series B	5.70	11-1-2039	350,000	351,287
				478,558
Total municipal obligations (Cost $7,232,832)				7,260,618
See accompanying notes to portfolio of investments
14 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 4.59%
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±%%	6.04%	6-15-2030	$240,000	$241,005
Beacon Gateway♦±±%%	5.24	6-30-2025	800,000	816,500
BMP Trust Series 2024-MF23 Class A (U.S. SOFR 1 Month+1.37%)144A±	5.70	6-15-2041	300,000	300,187
BOCA Commercial Mortgage Trust Series 2024-BOCA Class A (U.S. SOFR 1 Month+1.92%)144A±	6.25	8-15-2041	150,000	150,234
BPR Trust Series 2022-OANA Class A (U.S. SOFR 1 Month+1.90%)144A±	6.23	4-15-2037	350,000	349,891
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.14	9-15-2036	350,000	348,250
BX Commercial Mortgage Trust Series 2022-AHP Class A (U.S. SOFR 1 Month+0.99%)144A±	5.32	1-17-2039	350,000	348,469
BX Commercial Mortgage Trust Series 2024-GPA3 Class A (U.S. SOFR 1 Month+1.29%)144A±	5.62	12-15-2039	140,657	140,657
BX Commercial Mortgage Trust Series 2024-XL5 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.72	3-15-2041	293,377	293,560
BX Trust Series 2021-RISE Class A (U.S. SOFR 1 Month+0.86%)144A±	5.19	11-15-2036	126,799	126,403
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.97	2-15-2041	150,000	149,438
BX Trust Series 2025-DIME Class A (U.S. SOFR 1 Month+1.15%)144A±	5.48	2-15-2035	665,000	662,506
BX Trust Series 2025-LUNR Class A (U.S. SOFR 1 Month+1.50%)144A±%%	5.83	6-9-2040	400,000	400,000
BX Trust Series 2025-ROIC Class A (U.S. SOFR 1 Month+1.14%)144A±	5.47	3-15-2030	270,000	267,975
Extended Stay America Trust Series 2021-ESH Class A (U.S. SOFR 1 Month+1.19%)144A±	5.52	7-15-2038	300,205	300,205
Great Wolf Trust Series 2024-WOLF Class A (U.S. SOFR 1 Month+1.54%)144A±	5.87	3-15-2039	307,000	306,808
INTOWN Mortgage Trust Series 2025-STAY Class A (U.S. SOFR 1 Month+1.35%)144A±	5.68	3-15-2042	300,000	298,313
Life Mortgage Trust Series 2022-BMR2 Class A1 (U.S. SOFR 1 Month+1.30%)144A±	5.62	5-15-2039	240,000	232,800
ONNI Commercial Mortgage Trust Series 2024-APT Class A144A±±	5.57	7-15-2039	350,000	354,952
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	150,000	151,893
SMRT Commercial Mortgage Trust Series 2022-MINI Class A (U.S. SOFR 1 Month+1.00%)144A±	5.33	1-15-2039	170,000	169,150
SREIT Trust Series 2021-MFP2 Class A (U.S. SOFR 1 Month+0.94%)144A±	5.27	11-15-2036	350,000	349,125
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.77	2-15-2042	265,000	262,681
TCO Commercial Mortgage Trust Series 2024-DPM Class A (U.S. SOFR 1 Month+1.24%)144A±	5.57	12-15-2039	125,000	124,961
Total non-agency mortgage-backed securities (Cost $7,163,570)				7,145,963
U.S. Treasury securities: 11.78%
TIPS	2.13	1-15-2035	891,748	897,981
U.S. Treasury Bonds##	4.63	2-15-2055	6,595,000	6,289,981
See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 15

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds%%	5.00%	5-15-2045	$7,160,000	$7,232,719
U.S. Treasury Notes	3.75	5-15-2028	780,000	777,684
U.S. Treasury Notes	4.25	1-15-2028	3,100,000	3,128,336
Total U.S. Treasury securities (Cost $17,995,206)				18,326,701
Yankee corporate bonds and notes: 4.14%
Basic materials: 0.79%
Chemicals: 0.07%
Nutrien Ltd.	4.90	3-27-2028	110,000	111,155
Mining: 0.72%
Anglo American Capital PLC144A	2.63	9-10-2030	400,000	355,253
BHP Billiton Finance USA Ltd.	5.00	2-21-2030	150,000	152,322
BHP Billiton Finance USA Ltd.	5.10	9-8-2028	110,000	112,349
Rio Tinto Finance USA PLC	4.88	3-14-2030	40,000	40,436
Rio Tinto Finance USA PLC	5.00	3-14-2032	110,000	110,437
South32 Treasury Ltd.144A	4.35	4-14-2032	370,000	340,725
				1,111,522
Communications: 0.17%
Telecommunications: 0.17%
Rogers Communications, Inc.	3.80	3-15-2032	170,000	155,687
Rogers Communications, Inc.	5.00	2-15-2029	110,000	110,812
				266,499
Energy: 0.43%
Oil & gas: 0.22%
Canadian Natural Resources Ltd.144A	5.00	12-15-2029	340,000	338,656
Pipelines: 0.21%
Enbridge, Inc.	3.13	11-15-2029	120,000	112,021
Enbridge, Inc.	5.70	3-8-2033	220,000	224,382
				336,403
Financial: 2.23%
Banks: 2.23%
Bank of Montreal	5.72	9-25-2028	250,000	259,133
Bank of Montreal (U.S. SOFR+1.25%)±	4.64	9-10-2030	50,000	49,961
Bank of Nova Scotia	4.85	2-1-2030	150,000	151,599
Bank of Nova Scotia	5.65	2-1-2034	110,000	113,807
Bank of Nova Scotia (U.S. SOFR+1.07%)±	5.13	2-14-2031	60,000	60,684
BNP Paribas SA (U.S. SOFR+1.22%)144A±	2.16	9-15-2029	300,000	275,331
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	5.71	1-21-2033	350,000	360,406
HSBC Holdings PLC (U.S. SOFR+1.29%)±	5.13	3-3-2031	200,000	200,508
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	300,000	261,256
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	250,000	258,473
See accompanying notes to portfolio of investments
16 | Allspring Broad Market Core Bond ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.95%)±	2.31%	7-20-2032	$300,000	$257,947
Royal Bank of Canada	3.88	5-4-2032	40,000	37,737
Royal Bank of Canada (U.S. SOFR+1.03%)±	5.15	2-4-2031	50,000	50,712
Royal Bank of Canada (U.S. SOFR+1.08%)±	4.65	10-18-2030	110,000	109,533
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	250,000	251,902
Toronto-Dominion Bank	2.45	1-12-2032	130,000	112,108
Toronto-Dominion Bank	5.30	1-30-2032	110,000	111,549
Toronto-Dominion Bank	5.52	7-17-2028	110,000	113,322
UBS Group AG (1 Year Treasury Constant Maturity+1.00%)144A±	2.10	2-11-2032	300,000	256,470
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	171,635
				3,464,073
Industrial: 0.43%
Aerospace/defense: 0.12%
BAE Systems PLC144A	3.40	4-15-2030	200,000	188,984
Building materials: 0.19%
CRH SMW Finance DAC	5.20	5-21-2029	200,000	203,770
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	4-19-2029	80,000	82,508
				286,278
Transportation: 0.12%
Canadian Pacific Railway Co.	4.80	3-30-2030	190,000	191,343
Technology: 0.09%
Semiconductors: 0.09%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	70,000	59,642
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	80,000	78,027
				137,669
Total yankee corporate bonds and notes (Cost $6,333,892)				6,432,582

		Yield	Shares
Short-term investments: 7.03%
Investment companies: 7.03%
Allspring Government Money Market Fund Select Class♠∞##		4.23	10,927,572	10,927,572
Total short-term investments (Cost $10,927,572)				10,927,572
Total investments in securities (Cost $163,218,784)	105.75%			164,446,509
Other assets and liabilities, net	(5.75)			(8,947,651)
Total net assets	100.00%			$155,498,858

See accompanying notes to portfolio of investments
Allspring Broad Market Core Bond ETF | 17

Portfolio of investments—May 31, 2025 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$70,394,975	$(59,467,403)	$0	$0	$10,927,572	10,927,572	$161,386
See accompanying notes to portfolio of investments
18 | Allspring Broad Market Core Bond ETF

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Broad Market Core Bond ETF | 19

Notes to portfolio of investments—May 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$53,428,709	$0	$53,428,709
Asset-backed securities	0	18,845,670	0	18,845,670
Corporate bonds and notes	0	42,078,694	0	42,078,694
Municipal obligations	0	7,260,618	0	7,260,618
Non-agency mortgage-backed securities	0	7,145,963	0	7,145,963
U.S. Treasury securities	18,326,701	0	0	18,326,701
Yankee corporate bonds and notes	0	6,432,582	0	6,432,582
Short-term investments
Investment companies	10,927,572	0	0	10,927,572
Total assets	$29,254,273	$135,192,236	$0	$164,446,509
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At May 31, 2025, the Fund did not have any transfers into/out of Level 3.
20 | Allspring Broad Market Core Bond ETF